Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other non financial assets [Abstract]
Disclosure of detailed information about other non financial assets [Text Block]
The Company maintained the following other non-financial assets:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,731,652	-	3,279,763	-
Advertising	12,043,766	7,884,438	8,467,220	7,436,606
Advances to suppliers	11,126,150	-	1,495,893	-
Prepaid expenses	1,372,181	228,728	1,138,498	885,281
Total advances	28,273,749	8,113,166	14,381,374	8,321,887
Guarantees paid	11,153	149,284	11,153	142,232
Consumables	683,951	-	462,362	-
Dividends receivable	361,565	-	423,669	-
Other	-	3,905	-	15,549
Total other assets	1,056,669	153,189	897,184	157,781
Total	29,330,418	8,266,355	15,278,558	8,479,668